Debt - Summary of Foreign Currency Translation (Detail)	Jun. 30, 2025 $ / $ $ / MXV $ / ¥ $ / SFr $ / € $ / £	Jun. 30, 2024 $ / MXV $ / ¥ $ / SFr $ / $ $ / € $ / £
Disclosure of long term debt [Line Items]
Currency exchange rate	18.8928
U.S. dollar
Disclosure of long term debt [Line Items]
Currency exchange rate	18.8928	18.3773
Japanese yen
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / ¥	0.1310	0.1143
Pounds sterling
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / £	25.9927	23.2399
Euro
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / €	22.1518	19.6747
Swiss francs
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / SFr	23.6426	20.4578
UDI
Disclosure of long term debt [Line Items]
Currency exchange rate | $ / MXV	8.500847	8.128175